Expense Example - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677